Naming of Issuing Entity	Check if Registered	Name of Originator1	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Total Assets in ABS by Originator	Assets That Were Subject of Demand2			Assets That Were Repurchased or Replaced3			Assets Pending Repurchase or Replacement (within cure period)4			Demand in Dispute5			Demand Withdrawn6			Demand Rejected7
			(#)	($)	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)	(#)	($)8	(%)
Residential mortgages - HELOC
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-D 1296354	X	Countrywide Home Loans, Inc.	36,510	1,230,435,701	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	29,278	0.04%	0	0	0.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-M 1304811	X	Countrywide Home Loans, Inc.	20,893	999,999,756	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	79,711	0.11%	0	0	0.00%

Residential mortgages - HELOC Subtotal*			57,403			0			0			0			0			2			0
Residential mortgages - HELOC Subtotal*				2,230,435,457			0			0			0			0			108,989			0

Residential mortgages – Non-Prime
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-BC2 1172510	X	Countrywide Home Loans, Inc.	3,769	549,807,276	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	39,405	0.33%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-AB1 1322017	X	Countrywide Home Loans, Inc.	5,246	1,197,985,003	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	120,000	0.09%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-8 1338051	X	Countrywide Home Loans, Inc.	3,283	678,324,864	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	472,713	0.40%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-2 1351994	X	Countrywide Home Loans, Inc.	4,477	849,999,398	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	93,903	0.04%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-9 1365986	X	Countrywide Home Loans, Inc.	2,896	587,905,311	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	2	565,628	0.29%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2006-SD3		Countrywide Home Loans, Inc.	1,407	203,990,874	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	580,958	1.02%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-17 1375559	X	Countrywide Home Loans, Inc.	5,058	999,999,225	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	178,253	0.05%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-23 1381999	X	Countrywide Home Loans, Inc.	7,847	1,599,999,996	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	264,000	0.04%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-25 1383362	X	Countrywide Home Loans, Inc.	7,651	1,549,999,894	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	524,021	0.07%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-26 1383363	X	Countrywide Home Loans, Inc.	5,935	1,199,999,956	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	240,528	0.04%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-1 1387906	X	Countrywide Home Loans, Inc.	9,500	1,999,999,636	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	463,000	0.05%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-3 1393417	X	Countrywide Home Loans, Inc.	3,596	761,993,402	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	195,913	0.05%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-7 1397241	X	Countrywide Home Loans, Inc.	5,893	1,100,000,006	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	243,171	0.04%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-9 1401795	X	Countrywide Home Loans, Inc.	6,139	1,199,999,939	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	124,193	0.02%	0	0	0.00%	0	0	0.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-10 1403652	X	Countrywide Home Loans, Inc.	5,099	999,999,590	100.00%	0	0	0.00%	0	0	0.00%	0	0	0.00%	1	321,001	0.05%	0	0	0.00%	0	0	0.00%

Residential mortgages – Non-Prime Subtotal*			77,796			0			0			0			16			1			0
Residential mortgages – Non-Prime Subtotal*				15,480,004,368			0			0			0			4,332,784			93,903			0

Issuing Entities with No Demands for Repurchase or Replacement9
Residential mortgages – HELOC
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-E 1225342	X		34,393	1,054,166,480	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-F 1225338	X		33,844	984,251,885	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-G 1225340	X		22,301	639,762,033	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2002-H 1225344	X		20,496	590,551,162	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-A 1217025	X		35,559	885,828,591	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-B 1221581	X		16,869	477,363,452	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-C 1225517	X		16,806	442,913,887	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-D 1229139	X		15,954	393,700,287	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2003-E 1236940	X		18,050	541,339,033	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-A 1281103	X		29,921	999,952,325	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-B 1286057	X		8,514	1,469,999,802	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-C 1286031	X		33,716	1,039,085,657	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-G 1296261	X		3,849	630,498,739	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-E 1296352	X		30,361	1,231,692,403	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-F 1296353	X		29,016	1,199,728,404	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-I 1304806	X		47,967	1,969,999,961	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-K 1304816	X		32,669	1,699,999,879	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-L 1304814	X		20,783	999,999,694	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-N 1304796	X		20,939	999,999,769	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-J 1304819	X		6,374	999,998,116	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-O 1304795	X		28,689	1,256,690,547	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-P 1307409	X		23,872	1,477,493,533	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-Q 1309386	X		16,082	984,998,544	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-R 1312263	X		27,890	1,467,648,400	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-S 1312230	X		5,020	739,999,815	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-T 1312235	X		42,149	1,969,999,999	100.00%
CWABS REVOLVING HOME EQUITY LOAN ASSET-BACKED NOTES TRUST 2004-U 1313072	X		11,872	689,499,900	100.00%

Residential mortgages – Non-Prime
CWABS ASSET-BACKED CERTIFICATES TRUST 2001-BC3 1158345	X		3,190	399,999,850	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-BC1 1166250	X		3,556	499,999,997	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-1 1170165	X		2,835	459,993,651	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-2 1176935	X		6,627	929,995,351	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-BC3 1184259	X		3,777	499,998,349	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-3 1194331	X		3,481	489,999,276	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-4 1194958	X		2,094	463,999,997	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-5 1211678	X		3,720	647,856,821	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-6 1212261	X		1,832	391,998,370	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-BC1 1216152	X		5,910	849,999,969	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-1 1221563	X		6,849	1,159,991,756	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-BC2 1229241	X		3,151	499,999,928	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-2 1229301	X		12,197	2,094,997,010	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2003-SD2			1,728	207,033,026	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-3 1251611	X		4,967	829,999,433	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-BC3 1249314	X		3,860	525,252,443	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-4 1257832	X		1,290	276,999,672	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-BC4 1261402	X		4,761	799,999,551	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-BC5 1264850	X		3,182	499,992,842	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2003-SD3			1,586	213,020,072	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-5 1272118	X		19,665	3,445,806,795	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-BC6 1274258	X		2,434	400,999,819	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2004-SD1			1,425	216,474,652	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-1 1281125	X		19,019	3,209,966,173	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-2 1286193	X		15,074	2,529,996,569	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-3 1285600	X		11,317	1,999,999,052	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-4 1285264	X		9,139	1,699,997,800	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-BC1 1285135	X		6,310	1,039,999,420	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-BC2 1288743	X		2,299	400,001,944	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-5 1292213	X		24,479	4,299,987,669	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2004-SD2			1,851	218,786,306	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-EC1 1295538	X		2,548	530,321,619	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-6 1289165	X		25,771	4,599,999,963	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-EC2 1299085	X		2,643	549,966,601	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-BC3 1298710	X		2,634	449,999,196	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-7 1304648	X		13,966	2,500,002,577	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-8 1304568	X		3,578	749,998,305	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-9 1304831	X		7,449	1,199,999,566	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-AB1 1304850	X		5,890	1,339,999,777	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-10 1304962	X		16,814	2,899,398,637	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2004-SD3			1,266	223,790,593	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-BC4 1307161	X		5,220	1,000,246,988	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-11 1307596	X		3,892	749,999,916	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-12 1310068	X		12,401	2,299,965,615	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-BC5 1312449	X		4,738	761,052,769	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-AB2 1312967	X		5,307	1,225,000,713	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-13 1313039	X		9,893	1,834,999,387	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-14 1312966	X		4,779	750,000,135	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-15 1313077	X		8,828	1,629,996,623	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2004-SD4			1,406	205,215,124	100.00%
ENCORE CREDIT RECEIVABLES TRUST 2005-1 1321027	X		7,663	1,599,883,053	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-1 1322005	X		16,343	2,999,770,438	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-2 1321973	X		6,838	1,199,999,242	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-3 1322237	X		13,389	2,398,603,757	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-BC1 1321977	X		2,673	550,000,036	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-BC2 1325049	X		4,025	749,999,916	100.00%
ENCORE CREDIT RECEIVABLES TRUST 2005-2 1328722	X				100.00%
CWABS ASSET-BACKED NOTES TRUST 2005-SD1			1,274	204,244,477	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-4 1330582	X		16,140	2,849,488,092	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-5 1331105	X		4,767	799,306,815	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-AB2 1331228	X		4,375	998,472,225	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-6 1331529	X		9,956	1,699,261,732	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-7 1331961	X		12,381	2,078,679,630	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-BC3 1332066	X		4,823	800,000,296	100.00%
CWABS ASSET-BACKED NOTES TRUST 2005-SD2			1,109	183,460,158	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-IM1 1337153	X		3,457	897,278,944	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-10 1339239	X		3,472	749,997,241	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-AB3 1340422	X		2,549	650,000,473	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-11 1340246	X		10,507	1,999,747,605	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-9 1339864	X		8,093	1,299,999,716	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-BC4 1340113	X		4,258	771,541,323	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-12 1340669	X		4,824	899,802,143	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-IM2 1342722	X		2,629	717,871,459	100.00%
CWABS ASSET-BACKED NOTES TRUST 2005-SD3			1,351	206,106,347	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-13 1344928	X		9,979	1,999,999,394	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-AB4 1345654	X		6,282	1,599,741,723	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-14 1347929	X		11,138	2,099,999,537	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-IM3 1347587	X		3,869	1,099,999,525	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-16 1348343	X		12,548	2,279,999,251	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-BC5 1346521	X		5,012	949,999,828	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-17 1348455	X		13,648	2,599,999,372	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-AB5 1348454	X		2,845	699,998,877	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2005-15 1348453	X		1,883	399,999,272	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-IM1 1350046	X		2,427	700,001,058	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-1 1351993	X		3,696	799,998,921	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-3 1354296	X		7,554	1,399,200,833	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2006-SD1			1,077	210,621,456	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-4 1354829	X		3,072	649,998,485	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-5 1354827	X		4,133	749,999,908	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-6 1354828	X		9,971	1,799,999,901	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-BC1 1354960	X		2,745	524,998,629	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-BC2 1362699	X		2,817	650,000,442	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-SPS1 1365926	X		5,524	249,999,983	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-7 1355117	X		5,954	1,043,999,452	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-8 1365985	X		11,268	1,999,999,998	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-11 1366937	X		10,042	1,879,999,276	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-ABC1 1365988	X		1,596	399,999,992	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-10 1365987	X		3,187	599,999,986	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-12 1366938	X		6,844	1,299,999,952	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2006-SD2			2,139	369,972,722	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-13 1369736	X		8,304	1,649,999,082	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-SPS2 1372621	X		11,490	499,999,975	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-BC3 1371670	X		3,364	599,957,857	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-14 1374036	X		7,769	1,499,998,606	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-16 1374482	X		2,187	499,999,787	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-18 1375560	X		9,082	1,699,999,184	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-15 1374481	X		4,957	999,993,387	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-19 1376303	X		4,894	899,999,266	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-BC4 1375281	X		3,272	599,999,503	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2006-QH1			558	130,200,465	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-20 1379489	X		5,272	999,999,209	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-21 1380953	X		5,525	1,099,999,910	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-22 1380954	X		8,169	1,600,000,102	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-24 1383361	X		6,769	1,343,999,006	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2006-BC5 1380210	X		3,736	749,999,944	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2006-QH2			656	146,072,541	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2006-SD4			1,363	249,624,688	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-2 1390060	X		7,710	1,559,999,209	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-BC1 1389052	X		2,522	499,998,486	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-4 1393418	X		5,664	1,000,011,517	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-5 1394390	X		5,592	1,200,417,616	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-6 1394391	X		4,554	999,999,661	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2007-QH1			658	142,045,300	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-BC2 1397033	X		3,104	649,998,031	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2007-SD1			1,647	358,848,399	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-8 1400722	X		6,432	1,299,999,823	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2007-QH2			522	117,032,445	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-11 1404066	X		3,750	799,995,979	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-BC3 1403495	X		2,841	574,992,372	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2007-SEA1			900	198,685,295	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2007-QX1			714	152,170,603	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-12 1409339	X		7,347	1,459,985,056	100.00%
CWABS ASSET-BACKED CERTIFICATES, SERIES 2007-SEA2			907	194,534,034	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2007-13 1409340	X		3,359	799,999,980	100.00%

Residential mortgages – Prime
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-S1 1172482	X		19,287	629,998,997	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-S2 1176519	X		12,227	429,996,999	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-SC1 1194626	X		6,084	254,998,290	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-S3 1194990	X		18,191	619,999,734	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2002-S4 1211938	X		7,965	279,999,685	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-S1 1252279	X		11,934	399,998,385	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-S2 1268731	X		14,065	486,021,533	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2003-SC1 1271369	X		5,382	213,691,273	100.00%
CWABS ASSET-BACKED CERTIFICATES TRUST 2004-S1 1313136	X		10,259	414,998,477	100.00%
CWABS MORTGAGE-BACKED NOTES TRUST 2005-HYB9 1345775	X		3,042	1,142,358,928	100.00%
CWABS MORTGAGE-BACKED NOTES TRUST 2006-1 1355713	X		1,195	433,625,288	100.00%

Totals*			135,199			0			0			0			16			3			0
Totals*				17,710,439,825			0			0			0			4,332,784			202,892			0

CWABS, Inc.
Endnotes for Forms ABS-15G Repurchase Demand Activity Reporting Table

1The originator is the party identified by the securitizer using the same methodology as the securitizer used to identify the originator of assets for purposes of complying with Item 1110 of Regulation AB (Subpart 229.1100 – Asset-Backed Securities (Regulation AB), 17 C.F.R. §§229.1100-229.1123) in connection with registered offerings of asset-backed securities in the same asset class.

Data regarding originators for assets that were not subject to demands to repurchase or replace has been omitted because it could not be obtained by the securitizer without unreasonable effort or expense due to the number of transactions, the number of originators and the length of time the securitizer has been engaged in transactions.

2 Reflects assets subject to demands to repurchase or replace that were received during the reporting period covered by this Form ABS-15G.  Activity with respect to demands received during and prior to the reporting period covered by this Form ABS-15G is reflected elsewhere in this table.  If an asset changed status during the reporting period covered by this Form ABS-15G, information regarding the asset will appear in this column and the other applicable column in this Form ABS-15G.

In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions  in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and any other parties to the transaction that might reasonably be expected to have received repurchase requests  (“Demand Entities”), and (iv) making written request of each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction that was not previously provided to us.  We followed up written requests made of Demand Entities as we deemed appropriate.  In addition, we requested information from trustees and other Demand Entities as to investor demands that occurred prior to July 22, 2010.  It is possible that this disclosure does not contain information about all investor demands upon those parties made prior to July 22, 2010.

3 Reflects assets that were repurchased or replaced during the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

4Reflects assets for which the representing party has agreed to repurchase or replace the asset but repurchase proceeds and/or replacement assets were not yet received by the trustee or the master servicer, as applicable, as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

5Includes assets for which any of the following situations apply as of the end of the reporting period:

(a) A related demand to repurchase or replace such asset was received by the representing party but not yet responded to by the end of the reporting period covered by this Form ABS-15G;

(b) The representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting the most recent such demand and rejecting the repurchase demand  but the party demanding repurchase or replacement of such asset has responded to such rejection and continues to assert the merits of its demand; or

(c)  The representing party and the party demanding repurchase or replacement of such asset acknowledge that the ongoing dispute over the merits of such demand may not be readily resolved.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

6Includes assets for which any of the following situations apply as of the end of the reporting period:

(a)  The party demanding the repurchase or replacement of such asset has agreed to rescind its demand;

(b)  The party demanding the repurchase or replacement of such asset has not responded to the most recent rejection of the related repurchase demand by the representing party in over 180 days; or

(c)   Events unrelated to the repurchase or replacement of such asset, such as repayment of the asset by the related obligor, have negated the need for further consideration of the request to repurchase or replace such asset.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

7Reflects assets for which the representing party has responded to one or more related demands to repurchase or replace such asset by refuting the allegations supporting such demand and rejecting the repurchase demand(s) and the party demanding repurchase or replacement of such asset has not responded to the most recent such rejection as of the end of the reporting period covered by this Form ABS-15G.

The demand for repurchase or replacement relating to any asset reported in this column may have been received prior to the reporting period covered by this Form ABS-15G.

8  An outstanding principal balance shown in this column is calculated (a) for any asset that has not been liquidated, as the remaining outstanding principal balance of the asset at the earlier of the date on which it was repurchased or replaced, if applicable, and the end of the reporting period covered by this Form ABS-15G, or (b) for any liquidated asset, as the remaining outstanding principal balance of the asset at liquidation following application of all borrower payments, but not including any insurance payments or liquidation proceeds applied to principal.  This same principal balance is used in the calculating the numerator in the corresponding “% of principal balance” column.  However, the denominator used to calculate the corresponding “% of principal balance” column is derived from the outstanding principal balances reported to the trustee or other calculation agent for the trust reporting period with the same ending date as the end of the reporting period covered by this Form ABS-15G, which amounts reflect any insurance payments or liquidation proceeds received on liquidated assets and applied to principal.

9   Data voluntarily provided for trusts with no repurchase demands includes transaction name, CIK number, if a registered transaction, number of assets and principal balance of assets as of the closing date.

*(Sub)totals for # of assets and principal balance of assets are shown in separate rows due to technical formatting limitations.  The first consecutive (sub)total row presents the (sub)total for the # of assets and the second such row presents the (sub)total for the principal balance of such assets.